Cost of Equities, Amortized Cost of Debt Securities and Estimated Fair Value of Insurance Subsidiary Investments (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Money market funds	$ 15.6	$ 8.5